UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2008
                                               -----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
Address:      105 South Bedford Road, Suite 310
              Mount Kisco, New York  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                  Place                         Date of Signing:
/S/ DAVID SACHS            MT. KISCO NY                   MAY 12, 2008
---------------            -------------                  ------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               34
                                                 -------------

Form 13F Information Table Value Total:            $ 315,783
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None

                                                                                                                   Voting Authority
                                 Title Of                     Market Value  Shares/  SH/  PUT  Investment  Other
Name Of issuer                     Class           Cusip       * 1000      Prn Amt   Prn /CALL Discretion Managers Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALTRA HLDGS INC                 COMMON STOCK       02208R106   13228       983469     SH         SOLE             983469
AMERICAN EAGLE OUTFITTERS INC   COMMON STOCK       02553E106    8349       476800     SH         SOLE             476800
BARNES GROUP INC                COMMON STOCK       067806109    6298       274403     SH         SOLE             274403
BAXTER INTERNATIONAL INC        COMMON STOCK       071813109   13836       239300     SH         SOLE             239300
CHEESECAKE FACTORY INC          COMMON STOCK       163072101    9753       447583     SH         SOLE             447583
CHEMTURA CORP                   COMMON STOCK       163893100    1754       239000     SH         SOLE             239000
COACH INC                       COMMON STOCK       189754104    8774       291000     SH         SOLE             291000
DST SYSTEMS INC-DEL             COMMON STOCK       233326107    3948        60051     SH         SOLE              60051
DISCOVER FINANCIAL SERVICES     COMMON STOCK       254709108    5600       342097     SH         SOLE             342097
EAGLE MATERIALS INC             COMMON STOCK       26969P108   17847       502012     SH         SOLE             502012
ELECTRONIC ARTS                 COMMON STOCK       285512109    3120        62500     SH         SOLE              62500
ESCO TECHOLOGIES INC            COMMON STOCK       296315104    4715       118700     SH         SOLE             118700
EXPEDIA INC DEL                 COMMON STOCK       30212P105     821        37503     SH         SOLE              37503
FISERV INC                      COMMON STOCK       337738108   18140       377200     SH         SOLE             377200
HEXCEL CORP NEW                 COMMON STOCK       428291108   14531       760400     SH         SOLE             760400
IAC/INTERACTIVECORP             COMMON STOCK       44919P300     779        37503     SH         SOLE              37503
KENNAMETAL INC                  COMMON STOCK       489170100   10289       349600     SH         SOLE             349600
KEY ENERGY GROUP INC            COMMON STOCK       492914106   11149       830811     SH         SOLE             830811
KROGER CO                       COMMON STOCK       501044101    2235        88000     SH         SOLE              88000
LIBERTY ACQUISITION HOLDINGS    COMMON STOCK       53015Y107   14281      1530700     SH         SOLE            1530700
WTS LIBERTY ACQUISITION         WARRANT OR RIGHT   53015Y115    1643       775000     SH         SOLE             775000
MACYS INC                       COMMON STOCK       55616P104    7976       345900     SH         SOLE             345900
MONSTER WORLDWIDE INC           COMMON STOCK       611742107    4294       177366     SH         SOLE             177366
NALCO HOLDING COMPANY           COMMON STOCK       62985Q101   19592       926338     SH         SOLE             926338
PENTAIR INC                     COMMON STOCK       709631105   13642       427657     SH         SOLE             427657
ROSS STORES INC                 COMMON STOCK       778296103    6357       212170     SH         SOLE             212170
SOUTHERN UNION CO NEW           COMMON STOCK       844030106   11345       487545     SH         SOLE             487545
TD AMERITRADE HLDG CORP         COMMON STOCK       87236Y108    8138       492897     SH         SOLE             492897
TENNECO INC                     COMMON STOCK       880349105   21550       771300     SH         SOLE             771300
THOMAS & BETTS CORP             COMMON STOCK       884315102    6651       182868     SH         SOLE             182868
VALSPAR CORP                    COMMON STOCK       920355104   17120       862900     SH         SOLE             862900
VIRGIN MEDIA INC                COMMON STOCK       92769L101    3118       221600     SH         SOLE             221600
***COVIDIEN LIMITED             COMMON STOCK       G2552X108   12940       292429     SH         SOLE             292429
INVESCO LTD                     COMMON STOCK       G491BT108   11971       491434     SH         SOLE             491434


                                                              315783                                No. of Other Managers  0